Subsequent Event (Details) - shares	12 Months Ended
	Dec. 31, 2024	Jan. 30, 2025
Subsequent events
Subsequent event, description	On January 30, 2025, the Board of Directors of the Company approved a new NCIB, which allows for the repurchase of up to 20.0 million common shares between February 4, 2025 and February 3, 2026.
Subsequent Event [Member] | February 4, 2025 - February 3, 2026 [Member]
Subsequent events
NCIB February 4, 2025 - February 3, 2026 (in shares)		20,000,000.0